Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Weighted Average Assumptions in Lattice-Based Binomial Method
The fair value of each option award is estimated on the date of grant using the weighted-average assumptions noted in the following table:

Assumptions	2013	2012	2011
Dividend yield	N/A	3.0%	2.2%
Expected volatility	N/A	34	32
Risk-free interest rate	N/A	1.38	2.75
Expected option lives (in years)	N/A	6.9	6.7

Summary of Stock Option Activity
A summary of the status of our options as of Dec. 31, 2013, and changes during the year, is presented below:

Stock option activity	Shares subject to option	Weighted-average exercise price	Weighted- average remaining contractual term (in years)
Balance at Dec. 31, 2012	82,359,866	$31.39	5.4
Granted	—	—
Exercised	(11,135,754)	23.68
Canceled/Expired	(5,427,790)	(41.16)
Balance at Dec. 31, 2013	65,796,322	$32.30	4.9
Vested and expected to vest at Dec. 31, 2013	65,605,396	32.33	4.9
Exercisable at Dec. 31, 2013	52,130,325	34.00	4.2

Stock Options Outstanding

Stock options outstanding at Dec. 31, 2013
	Options outstanding			Options exercisable (a)
Range of exercise prices	Outstanding at Dec. 31, 2013	Weighted-average remaining contractual life (in years)	Weighted-average exercise price	Exercisable at Dec. 31, 2013	Weighted- average exercise price
$ 18 to 31	36,160,149	6.5	$25.89	22,515,184	$25.94
31 to 41	17,421,247	2.2	37.07	17,400,215	37.08
41 to 51	12,214,926	3.9	44.46	12,214,926	44.46
$ 18 to 51	65,796,322	4.9	$32.30	52,130,325	$34.00

(a)	At Dec. 31, 2012 and 2011, 57,710,802 and 60,158,853 options were exercisable at an average price per common share of $33.95 and $35.21, respectively.

Aggregate intrinsic value of options (in millions)	2013	2012	2011
Outstanding at Dec. 31,	$336	$123	$22
Exercisable at Dec. 31,	$212	$64	$11

Aggregate Intrinsic Value of Options

Aggregate intrinsic value of options (in millions)	2013	2012	2011
Outstanding at Dec. 31,	$336	$123	$22
Exercisable at Dec. 31,	$212	$64	$11

Nonvested Restricted Stock and Restricted Stock Units Activity
The following table summarizes our nonvested PSU, restricted stock and RSU activity for 2013.

Nonvested PSU, restricted stock and RSU activity	Number of shares	Weighted- average fair value
Nonvested PSUs, restricted stock and RSUs at Dec. 31, 2012	17,419,139	$25.93
Granted	8,697,870	27.41
Vested	(4,063,858)	28.90
Forfeited	(511,774)	25.89
Nonvested PSUs, restricted stock and RSUs at Dec. 31, 2013 (a)	21,541,377	$26.59

(a)	Includes 955,274 shares granted to members of BNY Mellon’s Executive Committee that are marked-to-market based on the closing stock price at Dec. 31, 2013 of $34.94.